GOING CONCERN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)
Going Concern [Line Items]
Loss from continued operations	$ (42,673)	¥ (276,442)	¥ (1,024,791)	¥ (563,756)
Impairment charge related to the provision of receivables, disposal loss of subsidiary, goodwill and intangible assets		205,311	443,657
Loss from extinguishment of debt and interest expense of convertible loan		¥ 56,549	¥ 242,606
Unrestricted cash and cash equivalents	$ 38,023			¥ 98,962	¥ 246,303	$ 27,831	¥ 180,285	¥ 118,081
Amount by which consolidated current liabilities exceeded consolidated current assets					156,757
Consolidated net assets					142,823
Total lease commitment amount					115,904
Lease commitment within one year					17,377
Period from negative publicity which impact for Group's businesses	3 years	3 years
Short term investments, available for sale	$ 15,993				103,602
Short term investments, held to maturity	$ 23,432				151,790
Variable Interest Entity Primary Beneficiary [Member]
Going Concern [Line Items]
Unrestricted cash and cash equivalents					¥ 125,850